Deferred Income Tax and Income Tax Expense - Summary of Tax Impacts Recognized Directly To Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Available-for-sale valuation gain(loss), Before recognition	₩ (5,561)	₩ 9,347	₩ (47,515)
Hedge instruments valuation gain(loss), Before recognition	40,694	(14,611)	18,406
Remeasurements from net defined benefit liabilities, Before recognition	(110,768)	5,558	(49,963)
Shares of gain(loss) of associates and joint ventures, Before recognition	13,410	(641)	(5,297)
Foreign currency translation adjustment	(27,865)	(7,133)	(6,443)
Total, Before recognition	(90,090)	(7,480)	(90,812)
Available-for-sale valuation gain(loss), Tax effect	1,346	(2,262)	11,499
Hedge instruments valuation gain(loss), Tax effect	(9,848)	3,536	(4,454)
Remeasurements from net defined benefit liabilities, Tax effect	26,806	(1,345)	12,091
Shares of gain(loss) of associates and joint ventures, Tax effect	(3,245)	155	1,282
Foreign currency translation adjustment	6,743	1,726	1,559
Total, Tax effect	21,802	1,810	21,977
Available-for-sale valuation gain(loss), After recognition	(4,215)	7,085	(36,016)
Hedge instruments valuation gain(loss), After recognition	30,846	(11,075)	13,952
Remeasurements from net defined benefit liabilities, After recognition	(83,962)	4,213	(37,872)
Shares of gain(loss) of associates and joint ventures, After recognition	10,165	(486)	(4,015)
Foreign currency translation adjustment	(21,122)	(5,407)	(4,884)
Total other comprehensive loss	₩ (68,288)	₩ (5,670)	₩ (68,835)